Staff costs	6 Months Ended
Jun. 30, 2019
Staff costs
Staff costs

4. Staff costs

	Half year ended	Half year ended
	30.06.19	30.06.18
Compensation costs	£m	£m
Current year bonus charges	456	593
Deferred bonus charge	226	256
Commissions and other incentives	34	21
Performance costs	716	870
Salaries	2,195	2,069
Social security costs	315	303
Post-retirement benefits	251	243
Other compensation costs	232	199
Total compensation costs	3,709	3,684

Other resourcing costs
Outsourcing	257	277
Redundancy and restructuring	49	60
Temporary staff costs	173	193
Other	76	63
Total other resourcing costs	555	593

Total staff costs	4,264	4,277

Barclays Group compensation costs as a % of total income	34.4	33.7

No material awards have yet been granted in relation to the 2019 bonus pool as decisions regarding incentive awards are not taken by the Remuneration Committee until the performance for the full year can be assessed. The current year bonus charge for the first six months represents an accrual for estimated costs in accordance with accounting requirements.